Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF PROFIT (LOSS)
Revenues	$ 4,379,000,090	$ 2,829,682,404	$ 2,548,384,317
Other operating income	577,431,773	25,547,131	37,017,880
Revenues and other operating income	4,956,431,863	2,855,229,535	2,585,402,197
Raw materials and consumables used	(3,399,524,067)	(2,011,305,404)	(1,374,445,639)
Contribution Margin	1,556,907,796	843,924,131	1,210,956,558
Other work performed by the entity and capitalized	44,569,685	31,157,196	25,539,316
Employee benefits expense	(158,239,393)	(163,345,154)	(137,226,748)
Depreciation and amortization expense	(238,272,951)	(210,927,656)	(229,957,019)
Impairment (loss) reversal recognized in profit or loss	(1,547,699)	(32,898,854)	(697,806,441)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(22,025,354)	(18,765,175)	(15,167,707)
Other expenses, by nature	(269,034,847)	(189,550,825)	(190,593,334)
Operating Income	912,357,237	259,593,663	(34,255,375)
Other gains	981,981,296	10,137,284	9,488,815
Financial income	50,414,585	26,420,400	36,160,460
Financial costs	(193,618,033)	(174,043,116)	(127,408,771)
Share of profit of associates and joint ventures accounted for using the equity method	3,281,241	3,177,409	3,509,392
Foreign currency exchange differences	18,401,453	(15,334,368)	(23,272,231)
Gains or losses from indexed assets and liabilities	5,862,890	5,897,520	2,085,768
Profit (loss) before taxes	1,778,680,669	115,848,792	(133,691,942)
Income tax expense	(469,696,880)	(15,138,658)	81,305,107
Profit (loss)	1,308,983,789	100,710,134	(52,386,835)
Profit (loss) attributable to
Profit (loss) attributable to owners of the parent	1,252,082,258	85,153,969	(50,860,313)
Profit (loss) attributable to non-controlling interests	56,901,531	15,556,165	(1,526,522)
Profit (loss)	$ 1,308,983,789	$ 100,710,134	$ (52,386,835)
Basic earnings per share
Basic earnings (losses) per share.	$ 18.10	$ 1.23	$ (0.74)
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Diluted earnings per share
Diluted earnings (losses) per share	$ 18.10	$ 1.23	$ (0.74)
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Gains (losses)	$ 1,308,983,789	$ 100,710,134	$ (52,386,835)
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Gains (losses) from remeasurement of defined benefit plans	(7,304,757)	12,547,898	(8,545,834)
Other comprehensive loss that will not be reclassified subsequently to profit or loss	(7,304,757)	12,547,898	(8,545,834)
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Gains (losses) from foreign currency translation differences	18,994,934	197,099,813	(69,218,245)
Gains (losses) on measuring financial asset at fair value of through other comprehensive income	(2)	31	(9,125)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	1,043,185	359,797	18,982
Gains (losses) on cash flow hedges	67,832,602	(455,116,679)	208,749,917
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	79,672,895	48,145,467	58,790,411
Other comprehensive income that will be reclassified subsequently to profit or loss	167,543,614	(209,511,571)	198,331,940
Total components of other comprehensive income (loss) before taxes	160,238,857	(196,963,673)	189,786,106
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	1,972,561	(3,387,932)	2,308,510
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	1,972,561	(3,387,932)	2,308,510
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	(39,826,484)	109,882,227	(72,741,119)
Income tax related to financial assets at fair value through other comprehensive income	1	(8)	2,464
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	(39,826,483)	109,882,219	(72,738,655)
Total other comprehensive income	122,384,935	(90,469,386)	119,355,961
TOTAL COMPREHENSIVE INCOME	1,431,368,724	10,240,748	66,969,126
Comprehensive income (loss) attributable to:
Owners of Enel Chile	1,363,350,140	(17,917,889)	68,669,685
Non-controlling interests	68,018,584	28,158,637	(1,700,559)
TOTAL COMPREHENSIVE INCOME	$ 1,431,368,724	$ 10,240,748	$ 66,969,126